Long-term debt, current and non current, textuals 1 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
[RbsCreditFacilityMember]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date	Dec. 16, 2011
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000
Proceeds from long term bank debt		6,000	92,700
Line Of Credit Facility Amount Outstanding	98,700
Line of Credit Facility, Commitment Fee Percentage	0.99%
Line Of Credit Facility Remaining Borrowing Capacity	0
Debt instrument, maturity date, description	5 years
Line Of Credit Facility Age Limit Of Vessels	20 years
Debt instrument maturity date	Jan. 17, 2017
Line of Credit Facility, Interest Rate Description	Libor
Loan margin percentage	2.75%
Line of Credit Facility, Priority	first priority mortgages over certain vessels of fleet
Borrower Minimum Liquidity Percentage	10.00%
Restricted cash description	minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line Of Credit Facility Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
[RbsCreditFacilityMember] | [MinimumMember]
Line Of Credit Facility [Line Items]
Borrower Minimum Liquidity	$ 5,000
[RbsSupplementalAgreements2013Member]
Line Of Credit Facility [Line Items]
Loan margin percentage	3.10%
Restricted cash description	security interest on the minimum cash held by the borrower in favour of the lenders